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April 19, 2017

VIA EDGAR

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	Griffin Institutional Access Real Estate Fund, File No. 333-212073

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the Fund named above does not differ from the Prospectus that was included in . Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-2, as filed with the Securities and Exchange Commission electronically on April 14, 2017.

If you have any questions concerning the foregoing, please contact the undersigned at 404.817.8531.

Yours truly,

/s/ Terrence O. Davis
Terrence O. Davis

cc:	Jeffrey Foor Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

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